UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21958
Exact name of registrant as specified in charter:	DGHM Investment Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leakwood, Missouri 66224
Registrant's telephone number, including area code:	800-653-2839
Date of fiscal year end:	Last day of February
Date of reporting period:	August 31, 2011

Item #1.  Reports to Stockholders.

Dalton, Greiner, Hartman, Maher & Co., LLC

A Boston Private Wealth Management Company

DGHM INVESTMENT TRUST

Semi-Annual Report to Shareholders
(unaudited)

DGHM ALL-CAP VALUE FUND

DGHM V2000 SMALLCAP
VALUE FUND

For the six months ended August 31,2011

DGHM INVESTMENT TRUST

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	97.03%

	AEROSPACE/DEFENSE	2.60%
49,076	General Dynamics Corporation		$ 3,144,790

	BANKS	2.35%
142,837	SunTrust Banks, Inc.		2,842,456

	COMPUTERS	5.04%
19,299	International Business Machines Corporation		3,317,691
53,167	Teradata Corporation*		2,783,824
			6,101,515
	DIVERSIFIED FINANCIAL SERVICES	11.33%
254,800	Fifth Third Bancorp		2,705,976
35,853	Franklin Resources, Inc.		4,299,492
112,854	JPMorgan Chase & Co.		4,238,796
545,400	Regions Financial Corp.		2,476,116
			13,720,380
	FOOD	2.99%
68,825	H.J. Heinz Company		3,622,948

	HEALTHCARE	8.80%
61,260	Baxter International Inc.		3,429,335
133,760	Pharmaceutical Product Development, Inc.		4,210,765
61,635	Stryker Corp.		3,010,253
			10,650,353
	INSURANCE	5.81%
65,182	ACE Limited		4,209,454
148,780	Protective Life Corp.		2,825,332
			7,034,786

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	MEDIA	7.22%
63,814	The DIRECTV Group, Inc. Class A*		$ 2,805,902
71,051	Omnicom Group, Inc.		2,881,118
63,406	Viacom, Inc."B"		3,058,705
			8,745,725
	MINING	2.31%
59,400	Freeport-McMoRan Copper & Gold Inc.		2,800,116

	MISCELLANEOUS MANUFACTURING	12.21%
35,732	3M Company		2,965,041
100,960	Analog Devices, Inc.		3,333,699
35,887	Becton, Dickinson and Co.		2,920,484
60,340	Mueller Industries, Inc.		2,844,428
53,213	Rockwood Holdings Inc.*		2,713,863
			14,777,515
	OIL & GAS SERVICES	13.04%
50,620	Devon Energy Corp.		3,433,555
142,630	Piedmont Natural Gas Co. Inc.		4,407,267
47,387	Pioneer Natural Resources Co.		3,704,242
154,770	Vectren Corp.		4,236,055
.			15,781,119
	REAL ESTATE INVESTMENT TRUST	3.37%
49,781	Alexandria Real Estate Equities, Inc.		3,624,555
30,370	CB Richard Ellis Group, Inc.*		460,409
			4,084,964
	RETAIL	7.23%
57,500	Kohls Corp.		2,664,550
171,770	Safeway Inc.		3,148,544
55,350	Wal-Mart Stores, Inc.		2,945,174
			8,758,268

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	TELECOMMUNICATIONS	3.92%
166,830	AT&T Inc.		$ 4,751,318

	TRANSPORTATION	8.81%
76,962	Tidewater Inc.		4,125,163
47,750	United Parcel Service, Inc. "B"		3,217,873
65,190	Visteon Corp.*		3,329,905
			10,672,941

	TOTAL COMMON STOCKS	97.03%	117,489,194
	(Cost: $118,287,952)

	INVESTMENT COMPANIES	2.87%
3,471,159	WFA Treasury Plus Money Market Fund 0.1%**		3,471,159
	(Cost: $3,471,159)

	TOTAL INVESTMENTS:
	(Cost: $121,759,111)	99.90%	120,960,353
	Other assets, net of liabilities	0.10%	115,516
	NET ASSETS	100.00%	$121,075,869

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

**Effective 7 day yield as of August 31, 2011
See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	COMMON STOCKS	89.17%

	BANKS	11.12%
335	Colony Financial Inc.		$ 5,169
194	Community Trust Bancorp, Inc.		4,898
320	First Commonwealth Financial Corp.		1,440
690	National Penn Banchsares, Inc.		5,002
687	Old National Bancorp		6,739
513	Provident Financial Services		6,443
313	United Financial Bancorp, Inc.		4,826
226	Webster Financial Corp.		4,091
246	WesBanco, Inc.		4,767
			43,375
	CHEMICALS	3.57%
123	Ashland Inc.		6,520
585	PolyOne Corp.		7,388
			13,908
	COMMERCIAL SERVICES	1.51%
149	Steiner Leisure Ltd.*		5,944

	COMPUTERS/SOFTWARE/DATA	1.75%
435	Sykes Enterprise, Inc.*		6,808

	DIVERSIFIED REAL ESTATE INVESTMENTS	9.33%
311	BioMed Realty Trust, Inc.		5,688
404	CBL & Associates Properties, Inc.		5,943
279	Colonial Properties Trust		5,865
744	Cousins Properties, Inc.		5,372
210	Gaylord Entertainment Co.*		5,279
1,120	Hersha Hospitality Trust		4,155
325	Redwood Trust, Inc.		4,082
			36,384

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	HEALTHCARE	4.50%
57	Bio-Rad Laboratories, Inc.*		$ 5,719
150	ICU Medical, Inc.*		6,180
142	Integra LifeSciences Holding*		5,663
			17,562
	INSURANCE	6.19%
360	Alterra Capital Holdings Ltd.		7,344
480	First American Financial Corp.		7,320
510	Maiden Holdings Ltd.		4,345
270	Protective Life Corp.		5,127
			24,136
	INVESTMENT SERVICES	3.45%
108	GAMCO Investors, Inc.		5,273
330	Walter Investment Management Corp.		8,201
			13,474
	METAL	1.00%
160	L. B. Foster Company Class A		3,920

	MISCELLANEOUS MANUFACTURING	13.06%
290	Beacon Roofing Supply, Inc.*		5,382
165	Bemis Company, Inc.		5,125
136	Brady Corp. Class A		3,740
315	Elecro Scientific Industries, Inc.*		4,763
272	Herman Miller, Inc.		5,405
121	Mueller Industries, Inc.		5,704
56	NACCO Industries, Inc. Class A		4,296
704	Photronics, Inc.*		4,562
57	Polaris Industries Inc.		6,263
220	Pool Corp		5,705
			50,945
	OIL & GAS SERVICES	8.78%
193	Atmos Energy Corp.		6,473
124	Berry Petroleum Co. Class A		6,080
310	Goodrich Petroleum Corp.*		4,966
112	Nicor Inc.		6,227
DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
190	Piedmont Natural Gas Co., Inc.		$ 5,871
150	Swift Energy Co.*		4,628
.			34,245
	RESEARCH	1.57%
301	Parexel International Corp.*		6,134

	RETAIL	8.82%
500	Chico's FAS, Inc.		6,960
131	Genesco Inc.*		6,946
264	Papa John's International, Inc.*		7,854
110	Snap-on Inc.		5,820
175	Weis Markets, Inc.		6,843
			34,423
	SEMICONDUCTOR	3.56%
650	GT Advanced Technologies Inc.*		7,937
1,060	Lattice Semiconductor Corp.*		5,968
			13,905
	STEEL	1.43%
135	Reliance Steel & Aluminum Co.		5,594

	TECHNOLOGY	2.00%
132	Anixter International Inc.		7,789

	TRANSPORTATION	3.40%
480	Heartland Express, Inc.		7,296
256	Werner Enterprises, Inc.		5,960
			13,256
	UNIFORMS	1.37%
103	UniFirst Corp.		5,333

	UTILITIES	2.76%
134	Pinnacle West Capital Corp.		5,928
200	Portland General Electric Co.		4,824
			10,752

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	TOTAL COMMON STOCKS	89.17%	$ 347,887
	(Cost: $369,370)

	INVESTMENT COMPANIES	1.49%
5,807	WFA Treasury Plus Money Market Fund 0.1%**		5,807
	(Cost: $5,807)

	TOTAL INVESTMENTS:
	(Cost: $375,177)	90.66%	353,694
	Other assets, net of liabilities	9.34%	36,458
	NET ASSETS	100.00%	$ 390,152

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

**Effective 7 day yield as of August 31, 2011

See Notes to Financial Statements

DGHM INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES At August 31, 2011 (unaudited)
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
ASSETS
Investments at fair value (identified cost of $121,759,111 and $375,177, respectively) (Note 1)	$ 120,960,353	$ 353,694
Receivable for investments sold	1,353,487	6,505
Receivable for capital stock sold	932,332	-
Dividends receivable	187,748	375
Interest receivable	23	-
Due from advisor	-	17,591
Prepaid expenses	56,279	20,362
TOTAL ASSETS	123,490,222	398,527
LIABILITIES
Payable for securities purchased	2,279,583	-
Payable for capital stock redeemed	40,070	-
Accrued investment management fees	63,856	-
Accrued 12b-1 fees	9,063	-
Accrued administration, accounting andtransfer agent fees	10,419	2,565
Other accrued expenses	11,362	5,810
TOTAL LIABILITIES	2,414,353	8,375
NET ASSETS	$ 121,075,869	$ 390,152
Net Assets Consist of:
Paid-in-capital applicable to 11,555,175 and 33,484 no par value shares of beneficial interest outstanding, respectively	$ 118,842,766	$ 263,516
Accumulated net investment income (loss)	353,464	(250)
Accumulated net realized gain (loss) on investments	2,678,397	148,369
Net unrealized appreciation (depreciation) ofinvestments	(798,758)	(21,483)
Net Assets	$ 121,075,869	$ 390,152
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class ($71,386,995 / 6,808,061 shares outstanding and $64,494 / 5,575 shares outstanding, respectively)	$ 10.49	$ 11.57
Class C (a) ($4,565,846 / 446,510 shares outstanding)	$ 10.23	N/A
Institutional Class ($45,123,028 / 4,300,604 shares outstanding and $325,658 / 27,909 shares outstanding, respectively)	$ 10.49	$ 11.67
(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM INVESTMENT TRUST STATEMENT OF OPERATIONS
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
	For the six months ended August 31, 2011 (unaudited)	For the six months ended August 31, 2011 (unaudited)
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $1,893 and$ - , respectively)	$ 1,073,372	$ 5,136
Interest	167	1
Total investment income	1,073,539	5,137
EXPENSES
Investment management fees (Note 2)	373,533	2,387
12b-1 fees (Note 2)
Investor Class	92,834	244
Class C	24,491	-
Recordkeeping and administrative services (Note 2)	51,550	10,055
Accounting fees (Note 2)	28,733	10,055
Custodian fees	8,924	3,112
Transfer agent fees (Note 2)	-	7,905
Investor Class	21,920	-
Class C	1,582	-
Institutional Class	5,365	-
Professional fees	19,306	12,472
Filing and registration fees	29,061	4,203
Trustee fees	5,152	2,887
Compliance fees	8,543	3,228
Shareholder servicing and reports
Investor Class	8,761	5,913
Class C	791	-
Institutional Class	261	1,257
Other	39,268	13,124
Total expenses	720,075	76,842
Fee waivers and reimbursed expenses (Note 2)	-	(71,455)
Net Expenses	720,075	5,387
Net investment income (loss)	353,464	(250)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,836,998	135,599
Net increase (decrease) in unrealizedappreciation (depreciation) of investments	(16,122,753)	(180,074)
Net realized and unrealized gain (loss) oninvestments	(12,285,755)	(44,475)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (11,932,291)	$ (44,725)

See Notes to Financial Statements

DGHM INVESTMENT TRUST STATEMENTS OF CHANGES IN NET ASSETS
	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund
	For the six months ended August 31, 2011 (unaudited)	For the Year ended February 28, 2011	For the six months ended August 31, 2011 (unaudited)	For the period June 30, 2010* to February 28, 2011

Increase (decrease) in Net Assets
OPERATIONS
Net investmentincome (loss)	$ 353,464	$ 15,598	$ (250)	$ 1,454
Net realized gain(loss) oninvestments	3,836,998	4,392,997	135,599	29,173
Change in netunrealizedappreciation (depreciation) oninvestments	(16,122,753)	9,236,856	(180,074)	158,591

Increase (decrease) innet assets from operations	(11,932,291)	13,645,451	(44,725)	189,218

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	(6,897)	-	-
Institutional Class	-	(17,360)	-	(2,118)
Net realized gain
Investor Class	-	-	-	(2,978)
Institutional Class	-	-	-	(13,425)
Decrease in net assets from distributions	-	(24,257)	-	(18,521)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	19,616,651	28,507,623	23,753	232,768
Class C	1,116,369	2,171,909	-	-
Institutional Class	33,056,898	16,440,096	127,745	853,949
Distributions reinvested
Investor Class	-	5,805	-	2,978
Institutional Class	-	8,893	-	12,280
Shares redeemed
Investor Class	(11,657,341)	(12,887,434)	(210,858)	(14,134)
Class C	(763,934)	(466,156)	-	-
Institutional Class	(1,682,901)	(53,325)	(764,301)	-
Increase (decrease) innet assets fromcapital stocktransactions	39,685,742	33,727,411	(823,661)	1,087,841

NET ASSETS
Increase (decrease)during period	27,753,451	47,348,605	(868,386)	1,258,538
Beginning of period	93,322,418	45,973,813	1,258,538	-
End of period (includingundistributed netinvestment income(loss) of $353,464, $ -,$(250) and $ - ,respectively)	$121,075,869	$ 93,322,418	$ 390,152	$1,258,538
*Commencement of operations.
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Investor Class Shares
	Six months ended August 31, 2011 (unaudited)	Year ended February 28,					Period June 20, 2007* to February 29, 2008

			2011		2010	2009
Net asset value, beginning of period	$ 11.60		$ 9.44		$ 6.26	$ 9.26	$ 10.00
Investment activities
Net investment income (loss)	0.03	(C)	-	(B) (C)	0.01	0.02	0.01
Net realized and unrealized gain
(loss) on investments	(1.14)		2.16		3.19	(3.01)	(0.75)
Total from investment activities	(1.11)		2.16		3.20	(2.99)	(0.74)
Distributions
Net investment income	-		-	(B)	(0.02)	(0.01)	-
Total distributions	-		-		(0.02)	(0.01)	-
Net asset value, end of period	$ 10.49		$ 11.60		$ 9.44	$ 6.26	$ 9.26
Total Return	(9.57%)	***	22.89%		51.17%	(32.26%)	(7.40%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.32%	**	1.47%		1.71%	1.75%	1.75%	**(A)
Net investment income (loss)	0.55%	**	0.04%		0.19%	0.71%	0.20%	**(A)
Portfolio turnover rate	22.04%	***	53.05%		101.89%	90.97%	80.71%	***
Net assets, end of period (000's)	$ 71,387		$ 71,124		$ 43,669	$ 32,223	$ 2,066

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share.
(C) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Class C Shares
	Six months ended August 31, 2011 (unaudited)	Year ended February 28						Period June 20, 2007* to February 29, 2008

			2011		2010	2009
Net asset value, beginning of period	$ 11.36		$ 9.31		$ 6.20	$ 9.22		$ 10.00
Investment activities
Net investment income (loss)	(0.01)	(C)	(0.07)	(C)	(0.04)	-	(B)	(0.03)
Net realized and unrealized gain
(loss) on investments	(1.12)		2.12		3.15	(3.02)		(0.75)
Total from investment activities	(1.13)		2.05		3.11	(3.02)		(0.78)
Distributions
Net investment income	-		-		-	-		-
Total distributions	-		-		-	-		-
Net asset value, end of period	$ 10.23		$ 11.36		$ 9.31	$ 6.20		$ 9.22
Total Return	(9.95%)	***	22.02%		50.16%	(32.75%)		(7.80%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	2.08%	**	2.23%		2.46%	2.50%	(A)	2.50%	**(A)
Net investment income (loss)	(0.21%)	**	(0.69%)		(0.56%)	(0.04%)	(A)	(0.55%)	**(A)
Portfolio turnover rate	22.04%	***	53.05%		101.89%	90.97%		80.71%	***
Net assets, end of period (000's)	$ 4,566		$ 4,713		$ 2,304	$ 1,446		$ 2,038
*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by  0.72 % for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share.
(C) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
	Institutional Class Shares
	Six months ended August 31, 2011 (unaudited)		Period July 19, 2010* to February 28, 2011

Net asset value, beginning of period	$ 11.59		$ 9.33
Investment activities
Net investment income (loss)	0.05	(A)	0.03	(A)
Net realized and unrealized gain (loss) on investments	(1.15)		2.26
Total from investment activities	(1.10)		2.29
Distributions	-
Net investment income	-		(0.03)
Total distributions	-		(0.03)
Net asset value, end of period	$ 10.49		$ 11.59
Total Return	(9.49%)	***	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.01%	**	1.11%	**
Net investment income (loss)	0.86%	**	0.46%	**
Portfolio turnover rate	22.04%	***	53.05%	***
Net assets, end of period (000's)	$ 45,123		$ 17,486

* Commencement of operations
** Annualized
*** Not annualized
(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
	Investor Class Shares
	Six months ended August 31, 2011 (unaudited)		Period June 30, 2010* to February 28, 2011

Net asset value, beginning of period	$ 12.92		$ 10.00
Investment activities
Net investment income (loss)	(0.24)	(1)	-	(1) (B)
Net realized and unrealized gain
(loss) on investments	(1.11)		3.10
Total from investment activities	(1.35)		3.10
Distributions
Net investment income	-		-
Realized gains	-		(0.18)
Total distributions	-		(0.18)
Net asset value, end of period	$ 11.57		$ 12.92
Total Return	(10.47%)	***	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	29.60%	**	15.71%	**
Expenses, net (A)	1.90%	**	1.90%	**
Net investment income (loss)	(3.68)%	**	0.07%	**
Portfolio turnover rate	30.32%	**	33.60%	***
Net assets, end of period (000's)	$ 64		$ 260

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 27.70% for the six months ended August 31, 2011 and by 13.81% for the period June 30, 2010 to February 28, 2011.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share.
(1) Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
	Institutional Class Shares
	Six months ended August 31, 2011 (unaudited)		Period June 30, 2010* to February 28, 2011

Net asset value, beginning of period	$ 13.01		$ 10.00
Investment activities
Net investment income (loss)	0.12	(1)	0.02	(1)
Net realized and unrealized gain
(loss) on investments	(1.49)		3.20
Total from investment activities	(1.37)		3.22
Distributions
Net investment income	-		(0.03)
Realized gains	-		(0.18)
Total distributions	-		(0.21)
Net asset value, end of period	$ 11.64		$ 13.01
Total Return	(10.47%)	***	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	23.91%	**	15.46%	**
Expenses, net (A)	1.65%	**	1.65%	**
Net investment income (loss)	1.91%	**	0.32%	**
Portfolio turnover rate	30.32%	***	33.60%	***
Net assets, end of period (000's)	$ 28		$ 998

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 27.70% for the six months ended August 31, 2011 and by 13.81% for the period June 30, 2010 to February 28, 2011.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(1)Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2011 (unaudited)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the "Funds") are series of the DGHM Investment Trust (the "Trust").  The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company.  The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”).  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Investment companies are valued at net asset value.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange.  The value of these securities used in computing the Funds’ net asset value is determined as of such times.

 In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
All-Cap Fund
Common Stocks	$117,489,194	$ -	$ -	$117,489,194
Investment Companies	3,471,159	-	-	3,471,159
	$120,960,353	$ -	$ -	$120,960,353
SmallCap Fund
Common Stocks	$347,887	$ -	$ -	$347,887
Investment Companies	5,807	-	-	5,807
	$ 353,694	$ -	$ -	$ 353,694

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry.  The Funds held no Level 3 securities at any time during the period.  There were no transfers between levels during the six months ended August 31, 2011.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2011 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.   Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities.  Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The All-Cap Fund’s Federal tax returns filed in the three-year period ended February 28, 2011 remain subject to examination by the Internal Revenue Service.  Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.   As of August 31, 2011, there were no such reclassifications.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares:  Investor Shares, Class C and Institutional Class shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees.  Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Class C shares are subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date.  The contingent deferred sales charge is payable to the Distributor of the Trust.  Class C shares automatically convert into Investor Shares after seven years.  Effective February 25, 2010, Class A Shares of the All-Cap Fund were re-designated as Investor Shares. As of August 31, 2011, there were no Class C shares of SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund.  For the six months ended August 31, 2011, the Advisor earned $373,533 in advisory fees from the All-Cap Fund.  As of August 31, 2011, the Advisor was due $63,856 from the All-Cap Fund.  For the six months ended August 31, 2011, the Advisor earned and waived $2,387 in advisory fees from the SmallCap Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds through June 30, 2012, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% and 1.65% of average daily net assets of the All-Cap Fund and the SmallCap Fund, respectively. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act.  In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor.  Additionally, fees reimbursed to the Funds relating to brokerage/services arrangements shall not be taken into account in determining the Funds’ total operating expenses so as to benefit the Advisor.  Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds.  In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds after March 1, 2009.  The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments.  Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed.  As of August 31, 2011, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund.  For the six months ended August 31, 2011, the Advisor earned and waived $2,387 in advisory fees and reimbursed expenses of $69,068 for the SmallCap Fund.  The total amount of recoverable reimbursements as of August 31, 2011 was $147,218 and expires as follows:

2014           $  75,763
2015               71,455
   $147,218

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”).  Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares.  The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares.  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares.  The 0.25% fee for the Investor Shares is a service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  The All-Cap Fund incurred $92,834 and $24,491, in 12b-1 fees under the Plans with respect to Investor Shares and Class C Shares, respectively, for the six months ended August 31, 2011.   The SmallCap Fund incurred $244 in 12b-1 fees under the Plans with respect to Investor Shares for the six months ended August 31, 2011.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor.  For the six months ended August 31, 2011, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares.  In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase.  Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the six months ended August 31, 2011, FDCC received no CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds.  For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Funds on the first $75 million and 0.07% per annum of the average daily net assets over $75 million.  For the six months ended August 31, 2011, CSS earned $51,550 for its services and at August 31, 2011, was due $4,372 from the All-Cap Fund.  For the six months ended August 31, 2011, CSS earned $10,055 for its services and at August 31, 2011, was due $821 from the SmallCap Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent.  For such services, CFSI receives the greater of a basis point charge or a per-account charge, subject to a $10,000 minimum per year.   CFSI earned $28,867 for its services for the six months ended August 31, 2011 and at August 31, 2011, was due $3,448 from the All-Cap Fund. CFSI earned $7,905 for its services for the six months ended August 31, 2011 and at August 31, 2011, was due $1,028 from the SmallCap Fund.

Commonwealth Fund Accounting (“CFA”) is the Funds’ pricing agent.  CFA earned $28,867 for its services for the six months ended August 31, 2011 and at August 31, 2011, was due $2,599 from the All-Cap Fund.   CFA earned $10,055 for its services for the period June 30, 2010 (commencement of operations of the Fund) to August 31, 2011 and at August 31, 2011, was due $716 from the SmallCap Fund.

One Trustee and officers of the Trust are also officers of the Advisor.  One officer of the Fund is also an officer and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2011, were $64,305,022 and $24,574,357, respectively for the All-Cap Fund.   The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2011, were $178,315 and $998,093, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the period ended August 31, 2011 and the year ended February 28, 2011 were as follows:

	All-Cap Fund		SmallCap Fund
	Six months Ended August 31, 2011 (unaudited)		Six months Ended August 31, 2011 (unaudited)
		Year ended February 28, 2011		June 30, 2010* to February 28, 2011
Distributions paid from:
Ordinary income	$ -	$24,257	$ -	$ 18,521

* commencement of operations

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund
Accumulated net investment income (loss)	$ 353,464	$ (250)
Accumulated net realized gain (loss) on investments	2,082,386	148,415
Unrealized appreciation (depreciation)	(202,747)	(21,529)
	$ 2,233,103	$ 126,636

As of August 31, 2011, the All-Cap Fund has a capital loss carryforward of $824,277 available to offset future gains, if any.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.  The capital loss carryforward expires on February 28, 2018.

Cost of securities for Federal Income tax purpose is $121,163,100 for All-Cap Fund and $375,223 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$ 8,310,816	$ 16,626
Gross unrealized depreciation	(8,513,563)	(38,155)
Net unrealized appreciation (depreciation)	$ (202,747)	$ (21,529)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Funds were:

	All-Cap Fund
	Six months ended August 31, 2011 (unaudited)
	Investor Class		Class C		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,730,730	$19,616,651	101,768	$1,116,369	2,946,197	$33,056,898
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(1,052,638)	(11,657,341)	(70,157)	(763,934)	(153,797)	(1,682,901)
Net increase (decrease)	678,092	$7,959,310	31,611	$352,435	2,792,400	$31,373,997

*Commencement of operations.

	All-Cap Fund
	Year ended February 28, 2011				Period July 19, 2010* to February 28, 2011
	Investor Class		Class C		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,753,934	$ 28,507,623	213,812	$2,171,909	1,512,293	$16,440,096
Shares reinvested	529	5,805	-	-	773	8,893
Shares redeemed	(1,252,746)	(12,887,434)	(46,505)	(466,156)	(4,862)	(53,325)
Net increase (decrease)	1,501,717	$15,625,994	167,307	$1,705,753	1,508,204	$16,395,664

	SmallCap Fund
	Six months ended August 31, 2011 (unaudited)
	Investor Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	1,908	$ 23,753	9,834	$ 127,745
Shares reinvested	-	-	-	-
Shares redeemed	(16,486)	(210,858)	(58,665)	(764,301)
Net increase (decrease)	(14,578)	$ (187,105)	(48,831)	$ (636,555)

	SmallCap Fund
	Period June 30, 2010* to February 28, 2011
	Investor Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	21,029	$ 232,768	75,769	$ 853,949
Shares reinvested	237	2,978	971	12,280
Shares redeemed	(1,113)	(14,134)	-	-
Net increase (decrease)	20,153	$ 221,612	76,740	$ 866,229

*Commencement of operations.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expects that risk of loss to be remote.

NOTE 7 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

DGHM INVESTMENT TRUST (the “Trust”)
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM INVESTMENT TRUST
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2011, and held for the six months ended August 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM ALL-CAP VALUE FUND
INVESTOR CLASS	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$904.31	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.72

CLASS C	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$900.53	$9.96
Hypothetical (5% return before expenses)	$1,000.00	$1,014.60	$10.56

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$905.09	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14

* - Expenses are equal to the Fund’s annualized expense ratio of 1.32%  for Investor Class,  2.08% for Class C and 1.01% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

DGHM V2000 SMALLCAP VALUE FUND

INVESTOR CLASS	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$895.27	$8.58
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	$9.12

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$896.07	$7.39
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.86

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Investor Class and 1.65% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leakwood, Missouri 66224

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM Investment Trust’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's  principal executive and principal financial officers, or persons performing  similar  functions,  have concluded that the registrant's disclosure  controls  and  procedures  (as  defined in Rule  30a-3(c)  under the Investment   Company  Act  of  1940,   as  amended  (the  "1940  Act")  (17  CFR 270.30a-3(c))  are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure  required by this  paragraph,  based on their  evaluation  of these  controls and  procedures  required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the  Securities  Exchange  Act of 1934,  as  amended  (17 CFR  240.13a-15(b)  or 240.15d-15(b)).

(b)
There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period  covered by the report that has materially affected or is reasonably likely to  materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)           Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2)           Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3)           Not applicable.

(b)                Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      DGHM Investment Trust

By:   /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer

Date:           November _____, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker
     Jeffrey C. Baker
    President and Principal Executive Officer,
    DGHM Investment Trust

Date:           November _____, 201

By:   /s/ Thomas F. Gibson
    Thomas F. Gibson
    Principal Financial Officer,
    DGHM Investment Trust

Date:          November _____, 2011